Share-based payments - Share-based compensation expenses (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Share-based compensation expenses recognized
Sharebased compensation expense-Value of employee's services (Note 7)	¥ 62,315	¥ 7,751	¥ 376
Share-based compensation expense - Value of of non-employee's services	14,049
Share-based compensation expense - total	76,364	7,751	376
Cost of revenue
Share-based compensation expenses recognized
Share-based compensation expense - total	2,294
Research and development expense
Share-based compensation expenses recognized
Share-based compensation expense - total	29,206
Selling and marketing expenses
Share-based compensation expenses recognized
Share-based compensation expense - total	25,916
General and administrative expenses
Share-based compensation expenses recognized
Share-based compensation expense - total	¥ 18,948	¥ 7,751	¥ 376